CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 19, 2024
Beginning balance, shares at Mar. 19, 2024
Net loss			(332,119)	(332,119)
Ending balance, value at Sep. 30, 2024	$ 110,000	151,000	(332,119)	(71,119)
Ending balance, shares at Sep. 30, 2024	11,000,000
Net loss			(203,724)	(203,724)
Ending balance, value at Dec. 31, 2024	$ 110,000	151,000	(535,843)	(274,843)
Ending balance, shares at Dec. 31, 2024	11,000,000
Beginning balance, value at Sep. 30, 2024	$ 110,000	151,000	(332,119)	(71,119)
Beginning balance, shares at Sep. 30, 2024	11,000,000
Exercise of warrants	$ 10	11,582		11,592
Exercise of warrants, shares	1,008
Stock based compensation	$ 267	2,636,016		2,636,283
Net loss			(6,548,095)	(6,548,095)
Ending balance, value at Sep. 30, 2025	$ 145,211	3,168,248	(15,108,906)	(11,795,447)
Ending balance, shares at Sep. 30, 2025	14,521,094
Issuance of shares in asset acquisition	$ 15,000	11,685,000		11,700,000
Issuance of shares in asset acquisition, shares	1,500,000
Issuance of warrants in asset acquisition		2,340,000		2,340,000
Exercise of warrants	$ 4,955	5,693,399		5,698,354
Exercise of warrants, shares	495,509
Stock based compensation		2,054,847		2,054,847
Net loss			(6,935,915)	(6,935,915)
Ending balance, value at Dec. 31, 2025	$ 165,166	$ 24,941,494	$ (22,044,821)	$ 3,061,839
Ending balance, shares at Dec. 31, 2025	16,516,603